HISTORICAL LOSS AND LAE DEVELOPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 28, 2011
Unpaid losses and LAE at beginning of year:
Gross	$ 1,173,943	$ 1,146,460	$ 1,159,311	$ 72,387
Ceded	(354,163)	(336,392)	(350,284)	(18,881)
Net	819,780	810,068	809,027	53,506
Increase (decrease) in incurred losses and LAE:
Current accident year	310,145	284,575	269,965
Prior accident years	(110,061)	(83,243)	(66,577)
Total incurred	200,084	201,332	203,388
Loss and LAE payments for claims incurred:
Current accident year	(89,924)	(43,945)	(41,890)
Prior accident year	(186,537)	(147,675)	(160,457)
Total paid	(276,461)	(191,620)	(202,347)
Net unpaid losses and LAE at end of year	796,909	819,780	810,068	53,506
Unpaid losses and LAE at end of year:
Gross	1,150,714	1,173,943	1,146,460	72,387
Ceded	(353,805)	(354,163)	(336,392)	(18,881)
Net	$ 796,909	$ 819,780	$ 810,068	$ 53,506